Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 79.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.8%
Maine Municipal Bond Bank, 4.00%, 11/1/37	$1,575	$ 1,628,440
Texas Water Development Board:
4.50%, 10/15/37	2,000	2,146,140
4.55%, 10/15/38	5,000	5,339,350
4.70%, 10/15/41	2,500	2,656,175
4.75%, 10/15/42	1,000	1,058,500
		$ 12,828,605
Education — 2.7%
Arizona State University, Green Bonds, 5.00%, 7/1/50(1)	$5,000	$ 5,356,650
Bethlehem Area School District Authority, PA:
3.908%, (67% of SOFR + 0.35%), 1/1/30(2)	3,970	3,913,586
3.908%, (67% of SOFR + 0.35%), 1/1/32(2)	1,000	985,770
Texas A&M University, 4.375%, 5/15/38	1,720	1,787,390
University of Mississippi Educational Building Corp., 4.125%, 10/1/40	305	309,383
		$ 12,352,779
Electric Utilities — 1.5%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project M), 5.25%, 7/1/64	$6,500	$ 6,806,930
		$ 6,806,930
Escrowed/Prerefunded — 0.0%(3)
California School Finance Authority, (Aspire Public Schools), Escrowed to Maturity, 5.00%, 8/1/25(4)	$25	$ 25,475
		$ 25,475
General Obligations — 28.9%
Anna, TX, 4.125%, 2/15/41	$1,075	$ 1,072,441
Apex, NC, 3.00%, 6/1/31	245	236,437
Brookline, MA, 1.625%, 2/15/35	6,315	4,861,098
Bryan, TX, 2.00%, 8/15/33	2,365	1,912,765
Burleson, TX, 5.00%, 3/1/40	5,870	6,308,900
California:
5.00%, 12/1/26	5,325	5,559,832
5.50%, 12/1/52	25	27,143
Chandler, AZ, 2.85%, 7/1/32	2,010	1,869,943
College Station, TX, 2.95%, 2/15/29	680	652,848
Commonwealth of Massachusetts, 4.00%, 2/1/40	700	702,779
Concord, MA:
4.00%, 1/15/40	1,140	1,174,679
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Concord, MA: (continued)
4.00%, 1/15/41	$705	$ 719,615
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/39	2,975	2,570,430
Crowley Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/39	345	381,246
David Douglas School District No. 40, OR, 0.00%, 6/15/43	5,500	2,225,520
Florida, (Department of Transportation), 2.00%, 7/1/33	900	745,074
Forsyth County, NC, 4.00%, 6/1/43	505	498,869
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	924,030
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	4,054,723
Guilford County, NC, 3.00%, 5/1/37	2,025	1,820,475
Hays Consolidated Independent School District, TX, (PSF Guaranteed):
3.00%, 2/15/37	1,215	1,107,400
3.25%, 2/15/32	3,000	2,909,790
Kern Community College District, CA, (Election of 2016), 5.25%, 8/1/41	1,000	1,137,850
Kilgore Independent School District, TX, (PSF Guaranteed), 2.50%, 2/15/36	2,340	1,983,524
Lake Oswego, OR:
2.55%, 6/1/34	1,550	1,361,938
2.60%, 6/1/35	1,645	1,435,575
Lewisville, TX:
2.75%, 2/15/35	1,065	930,661
2.75%, 2/15/36	1,760	1,516,662
Lexington, MA, 4.00%, 2/1/42	905	916,883
Massachusetts, 4.00%, 2/1/39	4,000	4,066,960
Minnesota, 1.50%, 8/1/35	1,500	1,108,365
Morris Township, NJ, 3.00%, 11/1/29	60	58,647
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/39	2,180	2,269,118
4.00%, 9/1/40	975	1,007,887
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	2,021,432
New Braunfels, TX, 5.00%, 2/1/41	610	656,513
New York, NY:
5.00%, 3/15/37	1,000	1,151,370
5.00%, 8/1/39	1,000	1,113,530
5.00%, 3/15/40	1,500	1,682,475
5.00%, 4/1/44	1,250	1,365,075
5.25%, 10/1/39	1,000	1,123,590
5.25%, 10/1/42	6,000	6,643,200
5.25%, 10/1/43	2,500	2,754,700

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New York, NY: (continued)
5.25%, 4/1/47	$7,500	$ 8,238,975
Orange County, NC, 3.15%, 2/1/37	810	748,213
Pennsylvania, 4.00%, 10/1/37	6,000	6,149,460
Pickerington Local School District, OH:
4.25%, 12/1/41	800	818,136
4.25%, 12/1/42	285	290,181
Plano, TX, 3.34%, 9/1/36	5,055	4,804,171
Portland, ME, 2.50%, 4/1/36	1,760	1,487,763
Prosper Independent School District, TX, (PSF Guaranteed), 1.625%, 2/15/33	4,730	3,747,626
Richmond, VA, 2.70%, 7/15/39	3,000	2,418,990
Santa Monica-Malibu Unified School District, CA, (Election of 2018):
5.00%, 8/1/39	1,000	1,127,010
5.00%, 8/1/42	2,000	2,224,320
Sherman, TX:
5.00%, 8/15/38	2,185	2,405,794
5.00%, 8/15/43	2,785	2,989,670
Solana Beach School District, CA, (Election of 2016), 4.00%, 8/1/30	70	72,526
Somerville, MA, 1.875%, 10/15/36	4,490	3,373,202
St. Charles County Francis Howell R-III School District, MO, 3.00%, 3/1/36	3,000	2,730,510
Suffolk, VA, 2.95%, 2/1/30	730	704,027
Washington, 5.00%, 7/1/26	6,000	6,210,360
Wisconsin, 5.00%, 5/1/36(1)	1,000	1,129,400
Worthington City School District, OH, 5.00%, 12/1/43	375	408,488
		$130,720,814
Hospital — 6.8%
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), (LOC: TD Bank, N.A.), 3.80%, 10/1/45(5)	$14,000	$ 14,000,000
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	3,000	3,164,640
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,100,220
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	510	515,579
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 3.80%, 11/15/39(5)	12,000	12,000,000
		$ 30,780,439
Security	Principal Amount (000's omitted)	Value
Housing — 9.3%
Connecticut Housing Finance Authority:
Social Bonds, 4.07%, (SIFMA + 0.30%), 11/15/50(2)	$275	$ 274,480
Social Bonds, 6.25%, 5/15/54	3,800	4,095,336
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	4,890	5,089,512
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	985	1,020,440
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.50%, 11/15/31	4,310	3,645,571
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	500	355,245
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	4,250	4,520,385
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	2,775	2,897,350
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	1,730	1,441,021
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	630	561,021
Ohio Housing Finance Agency:
3.35%, 9/1/49	1,175	935,653
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	590	431,278
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	1,120	765,206
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	1,325	1,479,707
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.50%, 10/1/53	6,090	6,385,609
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	1,000	930,840
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	2,990	3,085,889
Texas Department of Housing and Community Affairs:
Social Bonds, (GNMA), 5.75%, 1/1/53	1,940	2,047,185
Social Bonds, (GNMA), 6.00%, 1/1/54	1,785	1,943,597
		$ 41,905,325
Insured - Bond Bank — 1.1%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/36	$4,950	$ 5,107,460
		$ 5,107,460
Insured - Education — 2.6%
Scott County School District Finance Corp., KY, (BAM), 5.00%, 9/1/41	$5,000	$ 5,432,300

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
Texas State Technical College Financing System Improvement, (AGM), 5.50%, 8/1/42	$5,750	$ 6,453,570
		$ 11,885,870
Insured - General Obligations — 1.2%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,435	$ 2,203,346
Mauston School District, WI:
(AGM), 1.70%, 3/1/35	1,500	1,128,705
(AGM), 1.75%, 3/1/36	1,200	882,408
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/41	675	307,895
(BAM), 0.00%, 8/1/42	700	302,253
(BAM), 0.00%, 8/1/43	1,325	542,137
		$ 5,366,744
Insured - Housing — 0.7%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 6.00%, 11/1/52	$2,790	$ 2,948,416
		$ 2,948,416
Insured - Special Tax Revenue — 0.2%
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.00%, 11/15/42	$1,000	$ 1,076,790
		$ 1,076,790
Lease Revenue/Certificates of Participation — 0.0%(3)
Aspen Fire Protection District, CO, 4.00%, 12/1/24	$130	$ 130,060
		$ 130,060
Other Revenue — 2.3%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	$4,700	$ 4,684,772
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	965	979,822
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	2,500	2,597,225
5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,100,600
		$ 10,362,419
Senior Living/Life Care — 0.5%
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.25%, 11/1/36	$925	$ 1,027,518
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$1,000	$ 1,020,970
		$ 2,048,488
Special Tax Revenue — 8.6%
Miami, FL:
5.00%, 3/1/37	$1,250	$ 1,404,050
5.00%, 3/1/38	1,000	1,114,510
Michigan Trunk Line Fund:
4.00%, 11/15/39	15,545	16,015,547
5.00%, 11/15/43	5,000	5,479,450
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/30	2,000	2,242,460
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/37	5,000	5,102,750
4.00%, 2/15/39	6,095	6,128,340
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 11/15/39	1,215	1,391,600
		$ 38,878,707
Transportation — 1.7%
Chicago, IL, (O'Hare International Airport), 5.25%, 1/1/37	$1,500	$ 1,563,795
Massachusetts, (Rail Enhancement Program), 5.00%, 6/1/43	2,950	3,171,250
North Texas Tollway Authority, 4.125%, 1/1/40	3,000	3,027,840
		$ 7,762,885
Water and Sewer — 8.9%
Celina, TX, Waterworks and Sewer System Revenue, 1.75%, 9/1/33	$3,200	$ 2,501,888
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/29	1,250	1,351,713
Louisville and Jefferson County Metropolitan Sewer District, KY, 5.00%, 5/15/42	4,825	5,307,982
Mesquite, TX, Waterworks and Sewer System Revenue, 3.00%, 3/1/33	390	360,832
Metropolitan Utilities District of Omaha Water System Revenue, NE, 4.375%, 12/1/41	4,545	4,672,396
New York State Environmental Facilities Corp., (Clean Water and Drinking Water Revenue), 4.00%, 6/15/39	4,950	5,026,131
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	17,000	16,648,270
Spotsylvania County Water and Sewer, VA, 4.00%, 12/1/37	720	744,199

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Virginia Beach, VA, Storm Water Utility Revenue, 3.00%, 11/15/39	$3,745	$ 3,203,361
Washington Suburban Sanitary District, MD, 2.00%, 12/1/41	1,000	665,470
		$ 40,482,242
Total Tax-Exempt Municipal Obligations (identified cost $351,505,333)		$361,470,448

Taxable Municipal Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
Education — 0.1%
Virginia Public School Authority, 0.75%, 8/1/24	$495	$ 489,040
		$ 489,040
Housing — 0.1%
Pennsylvania Housing Finance Agency, SFMR, 5.457%, 4/1/37	$485	$ 475,872
		$ 475,872
Total Taxable Municipal Obligations (identified cost $964,898)		$ 964,912

U.S. Treasury Obligations — 18.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
3.75%, 12/31/28	$66,658	$ 63,913,565
4.125%, 11/15/32	20,000	19,206,250
Total U.S. Treasury Obligations (identified cost $85,725,112)		$ 83,119,815

Short-Term Investments — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(6)	8,730,186	$ 8,730,186
Total Short-Term Investments (identified cost $8,730,186)		$ 8,730,186
Total Investments — 100.3% (identified cost $446,925,529)		$454,285,361
Other Assets, Less Liabilities — (0.3)%		$ (1,456,023)
Net Assets — 100.0%		$452,829,338
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $25,475 or less than 0.05% of the Fund's net assets.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2024.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
At April 30, 2024, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	17.3%
Other (less than 1% each)	62.7%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2024, 5.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 3.7% of total investments.

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
Affiliated Investments
At April 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $8,730,186, which represents 1.9% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$9,129,656	$34,616,438	$(35,015,908)	$ —	$ —	$8,730,186	$121,136	8,730,186
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$361,470,448	$ —	$361,470,448
Taxable Municipal Obligations	—	964,912	—	964,912
U.S. Treasury Obligations	—	83,119,815	—	83,119,815
Short-Term Investments	8,730,186	—	—	8,730,186
Total Investments	$8,730,186	$445,555,175	$ —	$454,285,361

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.